Financial income (expense), net	12 Months Ended
Dec. 31, 2018
Nonoperating Income (Expense) [Abstract]
Other Nonoperating Income and Expense [Text Block]
8. Financial income (expense), net

The components of financial income (expense), net are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2018	2017	2016
Interest income	$725	500	$857
Interest expense:
Interest expense	(26,077)	(28,280)	(21,990)
Commitment fees	(37)	(977)	(1,175)
Amortization of debt issuance cost and fair value of debt assumed	(700)	(828)	(2,013)
Total interest expense	(26,814)	(30,085)	(25,178)
Gain (loss) on derivative instruments	4,681	2,463	1,839
Other items, net:
Foreign exchange gain (loss)	(193)	(968)	(383)
Bank charges, fees and other	(143)	(107)	(183)
Withholding tax on interest expense and other	(2,571)	(2,499)	(2,767)
Total other items, net	(2,907)	(3,574)	(3,333)
Total financial income (expense), net	$(24,315)	(30,696)	$(25,815)

Interest income related to cash balances and interest accrued on the advances to the joint ventures for each of the years ended December 31, 2018, 2017 and 2016. Interest expense related to the revolving credit facility, the seller’s credit note until October 2017, the Lampung facility, the Gallant facility, and the Grace facility from January 1, 2017. Refer to notes 15, 19 and 20.